Leases	12 Months Ended
Dec. 31, 2017
Leases
Leases

12.  Leases

The company leases office, warehousing and manufacturing space and certain equipment in the packaging segments and office and technical space in the aerospace segment. Total noncancellable operating leases in effect at December 31, 2017, require rental payments of $45 million, $34 million, $25 million, $21 million and $16 million for the years 2018 through 2022, respectively, and $67 million combined for all years thereafter. Lease expense for all operating leases was $77 million, $57 million and $66 million in 2017, 2016 and 2015, respectively.